Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 4,745	$ 699	¥ 5,205
Less: Accumulated depreciation	(3,175)	(468)	(3,455)
Property and equipment, net	1,570	231	1,750
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,568	231	1,560
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	417	61	446
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,056	156	1,522
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,704	$ 251	¥ 1,677